Note 3. Business Acquisitions: Business Combination, Segment Allocation (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Goodwill	$ 7,917,853	$ 4,389,664	$ 3,742,465	$ 0
Jag, Inc.
Property and Equipment Assets Acquired	3,332,677
Intangible Assets Acquired	3,515,229
Goodwill	2,072,038
Accounts receivable	106,340
Total	6,954,246
Jag, Inc. | Structures and displays {1}
Property and Equipment Assets Acquired	3,252,940
Jag, Inc. | Vehicles, Tools and Equipment
Property and Equipment Assets Acquired	79,737
Jag, Inc. | Customer Relationships
Intangible Assets Acquired	694,400
Jag, Inc. | Permits, Licenses, and Lease Acquisition Costs
Intangible Assets Acquired	589,491
Jag, Inc. | Noncompetition Agreements
Intangible Assets Acquired	104,300
Jag, Inc. | Easements
Intangible Assets Acquired	55,000
The Warnock Agency
Intangible Assets Acquired	1,244,675
Goodwill	592,325
Total	1,345,000
Cash	80,000
The Warnock Agency | Office Furniture and Equipment
Property and Equipment Assets Acquired	20,325
The Warnock Agency | Insurance Contracts and Licenses
Intangible Assets Acquired	281,500
The Warnock Agency | Internet Domain Names
Intangible Assets Acquired	78,050
The Warnock Agency | Proprietary Software and Bond Form Library
Intangible Assets Acquired	292,800
Kelley Outdoor Media LLC
Intangible Assets Acquired	1,237,100
Goodwill	777,605
Accounts receivable	21,885
Total	2,021,885
Kelley Outdoor Media LLC | Structures and displays {1}
Property and Equipment Assets Acquired	762,900
Kelley Outdoor Media LLC | Customer Relationships
Intangible Assets Acquired	427,731
Kelley Outdoor Media LLC | Noncompetition Agreements
Intangible Assets Acquired	15,164
Kelley Outdoor Media LLC | Permits
Intangible Assets Acquired	$ 16,600
Bell Media LLC Asset Purchase Agreement
Intangible Assets Acquired		3,215,904
Goodwill		2,747,904
Total		6,684,604
Bell Media LLC Asset Purchase Agreement | Structures and displays {1}
Property and Equipment Assets Acquired		3,468,700
Bell Media LLC Asset Purchase Agreement | Customer Relationships
Intangible Assets Acquired		170,000
Bell Media LLC Asset Purchase Agreement | Permits, Licenses, and Lease Acquisition Costs
Intangible Assets Acquired		200,000
Bell Media LLC Asset Purchase Agreement | Noncompetition and Non-solicitation Agreements
Intangible Assets Acquired		98,000
Fair Outdoor, LLC Purchase Agreement
Intangible Assets Acquired		1,575,061
Goodwill		986,561
Total		1,945,061
Fair Outdoor, LLC Purchase Agreement | Structures and displays {1}
Property and Equipment Assets Acquired		370,000
Fair Outdoor, LLC Purchase Agreement | Customer Relationships
Intangible Assets Acquired		536,300
Fair Outdoor, LLC Purchase Agreement | Permits
Intangible Assets Acquired		52,200
I-85 Advertising, LLC
Intangible Assets Acquired		707,400
Goodwill		644,200
Total		1,294,900
I-85 Advertising, LLC | Structures and displays {1}
Property and Equipment Assets Acquired		587,500
I-85 Advertising, LLC | Easements
Intangible Assets Acquired		11,000
I-85 Advertising, LLC | Permits
Intangible Assets Acquired		$ 52,200